Customer deposits - Schedule of customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposits from customers [abstract]
Current accounts / Overnight deposits	€ 238,940	€ 227,827
Savings accounts	382,066	354,560
Time deposits	98,599	107,695
Other	1,768	1,579
Customer deposits	€ 721,373	€ 691,661